UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, #4600 Chicago, Illinois 60606		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	9/30/15

Date of reporting period:	12/31/14

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.7%
FINANCIALS — 26.1%
DIVERSIFIED FINANCIALS — 10.0%
State Street Corp.	4,380	$343,830
Asset Management & Custody Banks
Capital One Financial Corp.	4,113	339,512
Consumer Finance
The Goldman Sachs Group, Inc.	1,740	337,264
Investment Banking & Brokerage
Franklin Resources, Inc.	5,430	300,659
Asset Management & Custody Banks
Bank of New York Mellon Corp.	6,450	261,661
Asset Management & Custody Banks
T Rowe Price Group, Inc.	2,350	201,771
Asset Management & Custody Banks
		1,784,697
BANKS — 9.1%
Bank of America Corp.	31,800	568,902
Diversified Banks
Citigroup, Inc.	7,130	385,804
Diversified Banks
JPMorgan Chase & Co.	5,840	365,467
Diversified Banks
Wells Fargo & Co.	5,290	289,998
Diversified Banks
		1,610,171
INSURANCE — 7.0%
American International Group, Inc.	7,105	397,951
Multi-line Insurance
Aflac, Inc.	5,070	309,726
Life & Health Insurance
Aon PLC (b)	3,080	292,077
Insurance Brokers
Principal Financial Group, Inc.	4,609	239,408
Life & Health Insurance
		1,239,162
		4,634,030
INFORMATION TECHNOLOGY — 24.1%
SOFTWARE & SERVICES — 13.8%
MasterCard, Inc., Class A	5,050	435,108
Data Processing & Outsourced Services
Oracle Corp.	9,445	424,742
Systems Software
Visa, Inc., Class A	1,470	385,434
Data Processing & Outsourced Services
Google, Inc., Class A (a)	718	380,801
Internet Software & Services
Automatic Data Processing, Inc.	4,220	351,821
Data Processing & Outsourced Services
Microsoft Corp.	6,150	285,667
Systems Software
Accenture PLC, Class A (b)	2,100	187,551
IT Consulting & Other Services
		2,451,124
TECHNOLOGY HARDWARE & EQUIPMENT — 5.4%
TE Connectivity, Ltd. (b)	5,036	318,504
Electronic Manufacturing Services
Apple, Inc.	2,883	318,226
Technology Hardware, Storage & Peripherals
QUALCOMM, Inc.	4,245	315,531
Communications Equipment
		952,261
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Intel Corp.	10,780	391,206
Semiconductors
Texas Instruments, Inc.	5,565	297,533
Semiconductors
Applied Materials, Inc.	7,260	180,919
Semiconductor Equipment
		869,658
		4,273,043
CONSUMER DISCRETIONARY — 15.1%
RETAILING — 6.1%
The Home Depot, Inc.	3,682	386,447
Home Improvement Retail
Amazon.com, Inc. (a)	1,219	378,317
Internet Retail
Liberty Interactive Corp., Class A (a)	10,891	320,410
Catalog Retail
		1,085,174
MEDIA — 4.6%
News Corp., Class A (a)	19,373	303,967
Publishing
Omnicom Group, Inc.	3,691	285,962
Advertising
Comcast Corp., Class A	3,940	226,806
Cable & Satellite
		816,735
AUTOMOBILES & COMPONENTS — 2.0%
General Motors Co.	7,850	274,043
Automobile Manufacturers
Harley-Davidson, Inc.	1,102	72,633
Motorcycle Manufacturers
		346,676
CONSUMER SERVICES — 1.2%
Las Vegas Sands Corp.	3,800	221,008
Casinos & Gaming
CONSUMER DURABLES & APPAREL — 1.2%
Whirlpool Corp.	1,100	213,114
Household Appliances
		2,682,707

	Shares	Value
INDUSTRIALS — 7.8%
CAPITAL GOODS — 4.6%
Illinois Tool Works, Inc.	3,115	$294,990
Industrial Machinery
General Electric Co.	10,500	265,335
Industrial Conglomerates
Parker-Hannifin Corp.	1,925	248,229
Industrial Machinery
		808,554
TRANSPORTATION — 3.2%
FedEx Corp.	2,100	364,686
Air Freight & Logistics
Union Pacific Corp.	1,750	208,478
Railroads
		573,164
		1,381,718
CONSUMER STAPLES — 7.4%
FOOD, BEVERAGE & TOBACCO — 5.9%
General Mills, Inc.	5,820	310,381
Packaged Foods & Meats
Nestle SA (b) (c)	3,540	258,243
Packaged Foods & Meats
Diageo PLC (b) (c)	2,250	256,702
Distillers & Vintners
Unilever PLC (b) (c)	5,613	227,214
Packaged Foods & Meats
		1,052,540
FOOD & STAPLES RETAILING — 1.5%
Wal-Mart Stores, Inc.	3,105	266,658
Hypermarkets & Super Centers
		1,319,198
ENERGY — 6.0%
Apache Corp.	6,775	424,589
Oil & Gas Exploration & Production
National Oilwell Varco, Inc.	3,540	231,976
Oil & Gas Equipment & Services
Chesapeake Energy Corp.	11,000	215,270
Oil & Gas Exploration & Production
Halliburton Co.	5,020	197,437
Oil & Gas Equipment & Services
		1,069,272
HEALTH CARE — 5.4%
HEALTH CARE EQUIPMENT & SERVICES — 3.9%
UnitedHealth Group, Inc.	3,590	362,913
Managed Health Care
Medtronic, Inc.	4,690	338,618
Health Care Equipment
		701,531
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
Sanofi (b) (c)	5,670	258,609
Pharmaceuticals
		960,140
MATERIALS — 2.8%
Monsanto Co.	2,300	274,781
Fertilizers & Agricultural Chemicals
Glencore PLC (b)	46,000	214,226
Diversified Metals & Mining
		489,007
TOTAL COMMON STOCKS — 94.7% (Cost $11,987,684)		16,809,115

	Par Value	Value
SHORT TERM INVESTMENTS— 5.0%
GOVERNMENT AND AGENCY SECURITIES — 2.8%
United States Treasury Floating Rate Note, 0.11%, due 04/30/16 (d)	$250,000	249,989
United States Treasury Bill, 0.05%, due 04/30/15 (e)	250,000	249,963
Total Government and Agency Securities (Cost $499,959)		499,952

REPURCHASE AGREEMENT — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $392,754, collateralized by a Federal Home Loan Bank Bond, 2.300%, due 05/28/21, value plus accrued interest of $61,534, by United States Treasury Notes, 2.000% - 2.250%, due 04/30/21 - 08/31/21, aggregate value plus accrued interest of $339,080 (Cost: $392,754)	392,754	392,754
TOTAL SHORT TERM INVESTMENTS — 5.0% (Cost $892,713)		892,706
TOTAL INVESTMENTS — 99.7% (Cost $12,880,397)		17,701,821
Other Assets In Excess of Liabilities — 0.3%		52,527
TOTAL NET ASSETS — 100.0%		$17,754,348

(a)	Non-income producing security
(b)	Foreign domiciled corporation
(c)	Sponsored American Depositary Receipt
(d)	Floating rate note, the rate shown is as of December 31, 2014.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Oakmark Select Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.1%
FINANCIALS — 37.2%
BANKS — 15.1%
Bank of America Corp.	19,679	$352,050
Diversified Banks
Citigroup, Inc.	6,077	328,827
Diversified Banks
JPMorgan Chase & Co.	5,230	327,293
Diversified Banks
		1,008,170
INSURANCE — 9.6%
American International Group, Inc.	6,645	372,198
Multi-line Insurance
FNF Group	7,901	272,196
Property & Casualty Insurance
		644,394
DIVERSIFIED FINANCIALS — 7.9%
Franklin Resources, Inc.	5,010	277,404
Asset Management & Custody Banks
Capital One Financial Corp.	3,050	251,777
Consumer Finance
		529,181
REAL ESTATE — 4.6%
CBRE Group, Inc., Class A (a)	8,964	307,017
Real Estate Services
		2,488,762
INFORMATION TECHNOLOGY — 27.4%
SOFTWARE & SERVICES — 18.8%
MasterCard, Inc., Class A	5,720	492,835
Data Processing & Outsourced Services
Oracle Corp.	9,840	442,505
Systems Software
Google, Inc., Class A (a)	615	326,356
Internet Software & Services
		1,261,696
TECHNOLOGY HARDWARE & EQUIPMENT — 5.1%
TE Connectivity, Ltd. (b)	5,394	341,166
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Intel Corp.	6,447	233,962
Semiconductors
		1,836,824
ENERGY — 10.9%
Apache Corp.	7,860	492,586
Oil & Gas Exploration & Production
Chesapeake Energy Corp.	12,000	234,840
Oil & Gas Exploration & Production
		727,426
CONSUMER DISCRETIONARY — 9.0%
RETAILING — 9.0%
Amazon.com, Inc. (a)	1,067	331,144
Internet Retail
Liberty Interactive Corp., Class A (a)	9,214	271,072
Catalog Retail
		602,216
HEALTH CARE — 3.7%
HEALTH CARE EQUIPMENT & SERVICES — 3.7%
Medtronic, Inc.	3,400	245,480
Health Care Equipment

INDUSTRIALS — 3.6%
TRANSPORTATION — 3.6%
FedEx Corp.	1,400	243,124
Air Freight & Logistics

UTILITIES — 3.3%
Calpine Corp. (a)	10,004	221,398
Independent Power Producers & Energy Traders
TOTAL COMMON STOCKS — 95.1% (Cost $4,706,071)		6,365,230

	Par Value	Value
SHORT TERM INVESTMENTS— 4.3%
REPURCHASE AGREEMENT — 4.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $290,772, collateralized by United States Treasury Notes, 2.000% - 2.125%, due 08/31/21 -09/30/21, aggregate value plus accrued interest of $296,590 (Cost: $290,772)	$290,772	290,772
TOTAL SHORT TERM INVESTMENTS — 4.3% (Cost $290,772)		290,772
TOTAL INVESTMENTS — 99.4% (Cost $4,996,843)		6,656,002
Other Assets In Excess of Liabilities — 0.6%		39,449
TOTAL NET ASSETS — 100.0%		$6,695,451

(a)           Non-income producing security

(b)           Foreign domiciled corporation

Oakmark Equity and Income Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 64.6%
FINANCIALS — 14.6%
BANKS — 5.7%
Bank of America Corp.	42,384	$758,255
Diversified Banks
Wells Fargo & Co.	4,326	237,152
Diversified Banks
U.S. Bancorp	4,461	200,514
Diversified Banks
		1,195,921
DIVERSIFIED FINANCIALS — 4.7%
TD Ameritrade Holding Corp.	12,006	429,589
Investment Banking & Brokerage
Bank of New York Mellon Corp.	6,851	277,943
Asset Management & Custody Banks
The Goldman Sachs Group, Inc.	1,208	234,146
Investment Banking & Brokerage
FNFV Group (a)	2,202	34,664
Multi-Sector Holdings
		976,342
INSURANCE — 4.2%
FNF Group	7,689	264,896
Property & Casualty Insurance
Principal Financial Group, Inc.	5,061	262,884
Life & Health Insurance
Reinsurance Group of America, Inc.	2,402	210,472
Reinsurance
Aflac, Inc.	2,077	126,872
Life & Health Insurance
		865,124
		3,037,387
CONSUMER DISCRETIONARY — 10.4%
AUTOMOBILES & COMPONENTS — 6.6%
General Motors Co.	19,469	679,648
Automobile Manufacturers
Lear Corp.	3,787	371,475
Auto Parts & Equipment
BorgWarner, Inc.	5,699	313,144
Auto Parts & Equipment
		1,364,267
RETAILING — 2.9%
Foot Locker, Inc. (b)	7,348	412,827
Apparel Retail
HSN, Inc.	2,608	198,242
Catalog Retail
		611,069
MEDIA — 0.5%
Scripps Networks Interactive, Inc., Class A	1,350	101,622
Broadcasting

CONSUMER DURABLES & APPAREL — 0.4%
Carter’s, Inc.	936	81,679
Apparel, Accessories & Luxury Goods
		2,158,637
CONSUMER STAPLES — 10.2%
FOOD, BEVERAGE & TOBACCO — 7.5%
Nestle SA (c) (d)	8,627	629,369
Packaged Foods & Meats
Diageo PLC (c) (d)	4,182	477,113
Distillers & Vintners
Philip Morris International, Inc.	5,666	461,520
Tobacco
		1,568,002
FOOD & STAPLES RETAILING — 2.7%
CVS Health Corp.	5,842	562,610
Drug Retail
		2,130,612
INDUSTRIALS — 9.9%
CAPITAL GOODS — 6.2%
Dover Corp.	7,713	553,183
Industrial Machinery
Rockwell Automation, Inc.	2,145	238,524
Electrical Components & Equipment
Parker-Hannifin Corp.	1,638	211,215
Industrial Machinery
Illinois Tool Works, Inc.	1,241	117,479
Industrial Machinery
WESCO International, Inc. (a)	1,152	87,813
Trading Companies & Distributors
Flowserve Corp.	719	42,990
Industrial Machinery
Blount International, Inc. (a)	2,263	39,768
Industrial Machinery
		1,290,972
TRANSPORTATION — 3.5%
Union Pacific Corp.	3,691	439,709
Railroads
FedEx Corp.	1,419	246,401
Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc. (a)	800	39,440
Air Freight & Logistics
		725,550
COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
Herman Miller, Inc.	1,402	41,248
Office Services & Supplies
		2,057,770
INFORMATION TECHNOLOGY — 9.8%
SOFTWARE & SERVICES — 7.0%
Oracle Corp.	17,795	800,241
Systems Software
MasterCard, Inc., Class A	5,350	460,920
Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	4,076	188,211
Data Processing & Outsourced Services
		1,449,372

	Shares	Value
TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
TE Connectivity, Ltd. (d)	8,052	$509,308
Electronic Manufacturing Services
Knowles Corp. (a)	3,155	74,311
Electronic Components
		583,619
		2,032,991
HEALTH CARE — 4.5%
HEALTH CARE EQUIPMENT & SERVICES — 4.1%
UnitedHealth Group, Inc.	5,447	550,651
Managed Health Care
Omnicare, Inc.	4,065	296,479
Health Care Services
		847,130
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.4%
Bruker Corp. (a)	4,814	94,445
Life Sciences Tools & Services
		941,575
ENERGY — 3.9%
National Oilwell Varco, Inc.	6,662	436,577
Oil & Gas Equipment & Services
Baker Hughes, Inc.	4,604	258,159
Oil & Gas Equipment & Services
Ultra Petroleum Corp. (a)	6,105	80,335
Oil & Gas Exploration & Production
Rowan Cos. PLC	1,223	28,514
Oil & Gas Drilling
		803,585
MATERIALS — 1.3%
Glencore PLC (d)	54,512	253,867
Diversified Metals & Mining
Southern Copper Corp.	482	13,599
Diversified Metals & Mining
		267,466
TOTAL COMMON STOCKS — 64.6% (Cost $8,429,562)		13,430,023

		Par Value	Value
FIXED INCOME— 13.1%
GOVERNMENT AND AGENCY SECURITIES — 8.4%
U.S. GOVERNMENT NOTES — 7.6%
1.375%, due 07/15/18, Inflation Indexed		$548,868	574,897
1.25%, due 07/15/20, Inflation Indexed		542,712	569,594
2.125%, due 01/15/19, Inflation Indexed		220,508	236,943
1.00%, due 09/30/16		199,380	200,844
			1,582,278
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank, 1.65%, due 07/18/19		29,550	29,280
Federal Home Loan Bank, 1.00%, due 03/26/19		26,350	26,377
Federal National Mortgage Association, 1.25%, due 09/27/18		24,680	24,427
Federal Home Loan Mortgage Corp., 1.40%, due 01/08/18 (e)		19,665	19,637
Federal National Mortgage Association, 1.00%, due 01/30/20		9,525	9,392
Federal Home Loan Bank, 1.00%, due 04/15/20		6,500	6,479
			115,592
CANADIAN GOVERNMENT BONDS — 0.2%
4.25%, due 12/01/21, Inflation Indexed (d)	CAD	37,779	41,811
Total Government and Agency Securities (Cost $1,681,127)			1,739,681

CORPORATE BONDS — 4.6%
E*TRADE Financial Corp., 6.375%, due 11/15/19		70,520	74,751
Kinetic Concepts, Inc., 10.50%, due 11/01/18		47,940	52,135
JPMorgan Chase & Co., 3.15%, due 07/05/16		44,592	45,838
General Motors Co., 4.875%, due 10/02/23		41,400	44,298
The Manitowoc Co., Inc., 8.50%, due 11/01/20		35,655	38,507
The William Carter Co., 5.25%, due 08/15/21		35,137	36,191
Delphi Corp., 6.125%, due 05/15/21		32,016	34,897
Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18 (f)		37,809	34,879
Omnicom Group, Inc., 3.625%, due 05/01/22		30,425	31,234
Credit Suisse Group AG, 144A, 7.50% (d) (f) (g) (h)		30,000	31,200
CVS Health Corp., 4.00%, due 12/05/23		29,325	31,034
1011778 BC ULC / New Red Finance Inc., 144A, 6.00%, due 04/01/22 (d) (f)		29,500	30,238
General Motors Co., 3.50%, due 10/02/18		29,525	30,116
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (f)		28,100	29,646
Lear Corp., 8.125%, due 03/15/20		23,225	24,444
Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21 (f)		20,965	22,013
CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20 (f)		19,000	20,045

	Par Value	Value
Penn National Gaming, Inc., 5.875%, due 11/01/21	$20,000	$18,600
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, due 03/01/21	16,710	18,222
Scientific Games International, Inc., 144A, 10.00%, due 12/01/22 (f)	19,665	18,018
Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24 (f)	19,665	16,912
Aon Corp., 5.00%, due 09/30/20	14,745	16,465
Kinetic Concepts, Inc., 12.50%, due 11/01/19	14,360	15,868
Medtronic Inc., 144A, 3.15%, due 03/15/22 (f)	14,750	14,937
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (f)	13,615	14,670
Glencore Canada Corp., 6.00%, due 10/15/15 (d)	13,275	13,723
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 11/01/23	12,000	12,420
BorgWarner, Inc., 4.625%, due 09/15/20	10,810	11,832
Royal Caribbean Cruises, Ltd., 7.25%, due 06/15/16	9,738	10,371
Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (f)	10,000	10,350
GLP Capital, LP / GLP Financing II, Inc., 4.875%, due 11/01/20	10,000	10,125
Medtronic Inc., 144A, 3.50%, due 03/15/25 (f)	9,830	10,056
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (f)	9,970	9,970
Health Net, Inc., 6.375%, due 06/01/17	8,680	9,374
Tempur Sealy International, Inc., 6.875%, due 12/15/20	8,819	9,370
Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18 (f)	8,630	7,594
Quiksilver, Inc. / QS Wholesale, Inc., 10.00%, due 08/01/20	10,810	7,405
Omnicare, Inc., 5.00%, due 12/01/24	6,880	7,052
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	7,050
Scientific Games International, Inc., 144A, 7.00%, due 01/01/22 (f)	6,885	6,971
Omnicare, Inc., 4.75%, due 12/01/22	6,880	6,966
Credit Suisse Group AG, 144A, 6.25% (d) (f) (g) (h)	7,000	6,732
Scotiabank Peru SA, 144A, 4.50%, due 12/13/27 (d) (f) (g)	6,000	5,826
Quest Diagnostics, Inc., 4.70%, due 04/01/21	5,128	5,552
Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20 (f)	4,990	5,277
Foot Locker, Inc., 8.50%, due 01/15/22 (b)	4,340	5,208
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 11/01/18	5,000	5,113
E*TRADE Financial Corp., 5.375%, due 11/15/22	4,910	5,020
CBRE Services, Inc., 5.25%, due 03/15/25	4,915	5,013
Omnicom Group, Inc., 6.25%, due 07/15/19	2,950	3,420
Bank of America Corp., 5.25%, due 12/01/15	3,283	3,401
Medtronic Inc., 144A, 1.50%, due 03/15/18 (f)	2,950	2,936
CVS Health Corp., 2.25%, due 08/12/19	2,884	2,872
The Goldman Sachs Group, Inc., 5.625%, due 01/15/17	2,095	2,247
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22 (f)	2,000	2,000
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,000
The Goldman Sachs Group, Inc., 2.55%, due 10/23/19	980	976
Post Holdings, Inc., 144A, 6.75%, due 12/01/21 (f)	1,000	970
Hologic, Inc., 6.25%, due 08/01/20	250	260
Total Corporate Bonds (Cost $956,517)		959,610

ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.711%, due 10/15/19 (f) (g) (Cost $11,450)	11,450	11,499
TOTAL FIXED INCOME — 13.1% (Cost $2,649,094)		2,710,790

SHORT TERM INVESTMENTS— 22.4%
COMMERCIAL PAPER — 16.4%
Toyota Motor Credit Corp., 0.10% - 0.16%, due 01/09/15 - 03/11/15 (i)	1,150,000	1,149,849
MetLife, Inc., 144A, 0.11% - 0.15%, due 01/05/15 - 02/18/15 (f) (i)	499,195	499,146
BMW US Capital LLC, 144A, 0.10% - 0.15%, due 01/02/15 - 03/04/15 (f) (i)	388,730	388,686

	Par Value	Value
J.P. Morgan Securities LLC, 144A, 0.20% - 0.24%, due 01/14/15 - 03/30/15 (f) (i)	$300,000	$299,893
State Street Corp., 0.15% - 0.16%, due 02/10/15 - 03/19/15 (i)	225,000	224,942
General Mills, Inc., 144A, 0.28% - 0.46%, due 01/06/15 - 02/09/15 (f) (i)	210,415	210,391
American Honda Finance Corp., 0.10% - 0.13%, due 01/22/15 - 02/24/15 (i)	190,000	189,974
Kellogg Co., 144A, 0.24% - 0.32%, due 01/02/15 - 01/30/15 (f) (i)	102,000	101,988
John Deere Capital Co., 144A, 0.10%, due 01/07/15 - 01/20/15 (f) (i)	99,000	98,996
Walgreen Co., 144A, 0.41% - 0.46%, due 01/13/15 - 01/30/15 (f) (i)	85,000	84,985
Medtronic, Inc., 144A, 0.16%, due 01/06/15 - 01/08/15 (f) (i)	66,000	65,998
J.P. Morgan Securities LLC, 0.23%, due 01/05/15 (i)	50,000	49,999
Microsoft Corp., 144A, 0.10%, due 01/21/15 (f) (i)	39,000	38,998
Total Commercial Paper (Cost $3,403,841)		3,403,845

REPURCHASE AGREEMENT — 4.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $854,312, collateralized by United States Treasury Notes, 1.750% - 2.250%, due 08/31/20 - 03/31/21, aggregate value plus accrued interest of $871,399 (Cost: $854,312)	854,312	854,312

CORPORATE BONDS — 1.9%
Capital One Financial Corp., 2.15%, due 03/23/15	111,774	112,107
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.55%, due 03/15/15	77,395	77,855
Kraft Foods Group, Inc., 1.625%, due 06/04/15	39,971	40,141
Wells Fargo & Co., 1.25%, due 02/13/15	39,837	39,882
Bank of America Corp., 4.50%, due 04/01/15	37,334	37,685
Ford Motor Credit Co. LLC, 3.875%, due 01/15/15	31,481	31,519
Capital One Financial Corp., 5.50%, due 06/01/15	29,743	30,283
JPMorgan Chase & Co., 1.10%, due 10/15/15	18,438	18,471
HCA, Inc., 6.375%, due 01/15/15	13,391	13,409
Total Corporate Bonds (Cost $401,590)		401,352
TOTAL SHORT TERM INVESTMENTS — 22.4% (Cost $4,659,743)		4,659,509
TOTAL INVESTMENTS — 100.1% (Cost $15,738,399)		20,800,322
Liabilities In Excess of Other Assets — (0.1)%		(19,475)
NET ASSETS — 100.0%		$20,780,847

(a)                                 Non-income producing security

(b)                                 See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)                                  Sponsored American Depositary Receipt

(d)                                 Foreign domiciled corporation

(e)                                  When issued security

(f)                                   See Note 1 in the Notes to Schedules of Investments regarding restricted securities.  These securities may be resold subject to restrictions on resale under federal securities law.

(g)                                  Floating rate note, the rate shown is as of December 31, 2014.

(h)                                 Security is perpetual and has no stated maturity date.

(i)                                     The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to Abbreviations:

CAD                     Canadian Dollar

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2014 (Unaudited)

			% of Equity Investments
North America 46.5%
		United States	46.5%
Europe 41.9%
		Switzerland	23.1%
	*	Netherlands	6.2%
	*	France	4.9%
		United Kingdom	4.0%
	*	Germany	3.7%
Asia 8.9%
		Japan	6.3%
		South Korea	2.6%
Australasia 2.7%
		Australia	2.7%

*       Euro currency countries comprise 14.8% of equity investments.

Oakmark Global Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 98.2%
FINANCIALS — 23.7%
DIVERSIFIED FINANCIALS — 13.9%
Credit Suisse Group (Switzerland)	6,865	$172,461
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	3,243	148,078
Asset Management & Custody Banks
Franklin Resources, Inc. (United States)	1,697	93,941
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	10,253	80,282
Investment Banking & Brokerage
		494,762
BANKS — 9.8%
Bank of America Corp. (United States)	7,279	130,217
Diversified Banks
BNP Paribas SA (France)	1,874	110,624
Diversified Banks
Citigroup, Inc. (United States)	1,979	107,100
Diversified Banks
		347,941
		842,703
INFORMATION TECHNOLOGY — 23.6%
TECHNOLOGY HARDWARE & EQUIPMENT — 9.5%
TE Connectivity, Ltd. (Switzerland)	2,268	143,419
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	74	88,846
Technology Hardware, Storage & Peripherals
Hirose Electric Co., Ltd. (Japan)	576	66,864
Electronic Components
Itron, Inc. (United States) (a)	904	38,222
Electronic Equipment & Instruments
		337,351
SOFTWARE & SERVICES — 8.9%
Oracle Corp. (United States)	2,897	130,269
Systems Software
MasterCard, Inc., Class A (United States)	1,430	123,183
Data Processing & Outsourced Services
Google, Inc., Class C (United States) (a)	119	62,839
Internet Software & Services
		316,291
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Applied Materials, Inc. (United States)	3,822	95,242
Semiconductor Equipment
Intel Corp. (United States)	2,396	86,932
Semiconductors
		182,174
		835,816
CONSUMER DISCRETIONARY — 15.8%
AUTOMOBILES & COMPONENTS — 8.2%
General Motors Co. (United States)	3,610	126,039
Automobile Manufacturers
Daimler AG (Germany)	1,126	93,552
Automobile Manufacturers
Toyota Motor Corp. (Japan)	1,185	73,852
Automobile Manufacturers
		293,443
MEDIA — 4.7%
The Interpublic Group of Cos., Inc. (United States)	5,762	119,679
Advertising
Live Nation Entertainment, Inc. (United States) (a)	1,812	47,299
Movies & Entertainment
		166,978
CONSUMER DURABLES & APPAREL — 2.9%
Cie Financiere Richemont SA (Switzerland)	1,148	101,807
Apparel, Accessories & Luxury Goods
		562,228
INDUSTRIALS — 15.5%
CAPITAL GOODS — 7.7%
CNH Industrial N.V. (Netherlands)	14,501	117,387
Agricultural & Farm Machinery
Koninklijke Philips NV (Netherlands)	2,243	65,004
Industrial Conglomerates
Rheinmetall AG (Germany)	836	36,386
Industrial Conglomerates
Smiths Group PLC (UK)	1,846	31,381
Industrial Conglomerates
Travis Perkins PLC (UK)	840	24,174
Trading Companies & Distributors
		274,332
TRANSPORTATION — 6.1%
Union Pacific Corp. (United States)	1,102	131,246
Railroads
Kuehne + Nagel International AG (Switzerland)	439	59,645
Marine
FedEx Corp. (United States)	151	26,181
Air Freight & Logistics
		217,072
COMMERCIAL & PROFESSIONAL SERVICES — 1.7%
Adecco SA (Switzerland)	875	60,133
Human Resource & Employment Services
		551,537
CONSUMER STAPLES — 5.5%
FOOD, BEVERAGE & TOBACCO — 5.5%
Diageo PLC (UK)	2,984	85,489
Distillers & Vintners
Danone SA (France)	933	60,968
Packaged Foods & Meats
Nestle SA (Switzerland)	663	48,362
Packaged Foods & Meats
		194,819

	Shares	Value
HEALTH CARE — 5.3%
HEALTH CARE EQUIPMENT & SERVICES — 5.3%
Health Net, Inc. (United States) (a)	1,997	$106,905
Managed Health Care
Tenet Healthcare Corp. (United States) (a)	1,611	81,648
Health Care Facilities
		188,553
MATERIALS — 4.6%
Incitec Pivot, Ltd. (Australia)	35,842	92,713
Diversified Chemicals
Holcim, Ltd. (Switzerland)	976	69,769
Construction Materials
		162,482
ENERGY — 4.2%
National Oilwell Varco, Inc. (United States)	1,210	79,298
Oil & Gas Equipment & Services
Chesapeake Energy Corp. (United States)	1,772	34,684
Oil & Gas Exploration & Production
Fugro NV (Netherlands)	1,630	33,848
Oil & Gas Equipment & Services
		147,830
TOTAL COMMON STOCKS — 98.2% (Cost $2,877,275)		3,485,968

	Par Value	Value
SHORT TERM INVESTMENT— 2.0%
REPURCHASE AGREEMENT — 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $71,634, collateralized by a United States Treasury Note, 2.000%, due 08/31/21, value plus accrued interest of $73,068 (Cost: $71,634)	$71,634	71,634
TOTAL SHORT TERM INVESTMENTS — 2.0% (Cost $71,634)		71,634
TOTAL INVESTMENTS — 100.2% (Cost $2,948,909)		3,557,602
Foreign Currencies (Cost $0) – 0.0% (b)		0	(c)
Liabilities In Excess of Other Assets – (0.2)%		(6,706)
TOTAL NET ASSETS — 100.0%		$3,550,896

Securities of aggregate value of $1,721,625 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)  Non-income producing security

(b)  Amount rounds to less than 0.1%.

(c)  Amount rounds to less than $1,000.

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2014 (Unaudited)

			% of Equity Investments
Europe 47.6%
		Switzerland	20.6%
	*	France	9.6%
	*	Netherlands	6.1%
	*	Germany	6.0%
		United Kingdom	5.3%
North America 42.8%
		United States	42.8%
Asia 9.6%
		Japan	5.2%
		South Korea	4.4%

*                      Euro currency countries comprise 21.7% of equity investments.

Oakmark Global Select Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.4%
FINANCIALS — 26.1%
BANKS — 11.1%
Bank of America Corp. (United States)	6,237	$111,580
Diversified Banks
JPMorgan Chase & Co. (United States)	1,722	107,763
Diversified Banks
		219,343
DIVERSIFIED FINANCIALS — 9.8%
Credit Suisse Group (Switzerland)	3,872	97,264
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	12,206	95,574
Investment Banking & Brokerage
		192,838
INSURANCE — 5.2%
American International Group, Inc. (United States)	1,822	102,050
Multi-line Insurance
		514,231
INFORMATION TECHNOLOGY — 22.7%
SOFTWARE & SERVICES — 13.5%
Oracle Corp. (United States)	2,450	110,177
Systems Software
Google, Inc., Class A (United States) (a)	167	88,355
Internet Software & Services
MasterCard, Inc., Class A (United States)	781	67,308
Data Processing & Outsourced Services
		265,840
TECHNOLOGY HARDWARE & EQUIPMENT — 9.2%
TE Connectivity, Ltd. (Switzerland)	1,554	98,284
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	68	81,873
Technology Hardware, Storage & Peripherals
		180,157
		445,997
CONSUMER DISCRETIONARY — 20.9%
CONSUMER DURABLES & APPAREL — 10.2%
Cie Financiere Richemont SA (Switzerland)	1,183	104,901
Apparel, Accessories & Luxury Goods
Kering (France)	502	96,469
Apparel, Accessories & Luxury Goods
		201,370
AUTOMOBILES & COMPONENTS — 5.7%
Daimler AG (Germany)	1,343	111,542
Automobile Manufacturers
RETAILING — 5.0%
Amazon.com, Inc. (United States) (a)	319	99,002
Internet Retail
		411,914
INDUSTRIALS — 9.9%
CAPITAL GOODS — 5.8%
CNH Industrial N.V. (Netherlands)	14,042	113,670
Agricultural & Farm Machinery
TRANSPORTATION — 4.1%
Kuehne + Nagel International AG (Switzerland)	605	82,113
Marine
		195,783
CONSUMER STAPLES — 9.2%
FOOD, BEVERAGE & TOBACCO — 9.2%
Diageo PLC (UK)	3,426	98,153
Distillers & Vintners
Danone SA (France)	1,257	82,158
Packaged Foods & Meats
		180,311
ENERGY — 4.8%
Apache Corp. (United States)	1,500	94,005
Oil & Gas Exploration & Production

HEALTH CARE — 0.8%
HEALTH CARE EQUIPMENT & SERVICES — 0.8%
Medtronic, Inc. (United States)	212	15,306
Health Care Equipment
TOTAL COMMON STOCKS — 94.4% (Cost $1,731,120)		1,857,547

	Par Value	Value
SHORT TERM INVESTMENTS— 6.0%
REPURCHASE AGREEMENT — 6.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $118,076, collateralized by United States Treasury Notes, 2.250%, due 03/31/21 - 04/30/21, aggregate value plus accrued interest of $120,439 (Cost: $118,076)	$118,076	118,076
TOTAL SHORT TERM INVESTMENTS — 6.0% (Cost $118,076)		118,076
TOTAL INVESTMENTS — 100.4% (Cost $1,849,196)		1,975,623
Liabilities In Excess of Other Assets — (0.4)%		(7,969)
TOTAL NET ASSETS — 100.0%		$1,967,654

Securities of aggregate value of $963,717 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)                                 Non-income producing security

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2014 (Unaudited)

			% of Equity Investments
Europe 80.9%
		Switzerland	18.8%
		United Kingdom	16.0%
	*	France	14.8%
	*	Germany	11.2%
	*	Netherlands	6.6%
	*	Italy	6.2%
		Sweden	4.3%
	*	Ireland	3.0%
Asia 15.0%
		Japan	10.7%
		South Korea	2.8%
		Hong Kong	1.5%
Australasia 3.8%
		Australia	3.8%
Middle East 0.2%
		Israel	0.2%
North America 0.1%
		Canada	0.1%

*                           Euro currency countries comprise 41.8% of equity investments.

Oakmark International Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.9%
CONSUMER DISCRETIONARY — 27.1%
AUTOMOBILES & COMPONENTS — 12.5%
Daimler AG (Germany)	10,983	$912,149
Automobile Manufacturers
Honda Motor Co., Ltd. (Japan)	30,777	902,941
Automobile Manufacturers
Bayerische Motoren Werke (BMW) AG (Germany)	7,881	850,525
Automobile Manufacturers
Toyota Motor Corp. (Japan)	12,604	785,448
Automobile Manufacturers
Continental AG (Germany)	80	16,916
Auto Parts & Equipment
		3,467,979
CONSUMER DURABLES & APPAREL — 10.0%
Cie Financiere Richemont SA (Switzerland)	10,461	927,476
Apparel, Accessories & Luxury Goods
Kering (France)	3,373	648,268
Apparel, Accessories & Luxury Goods
Prada SPA (Italy)	103,183	580,721
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SA (France) (b)	2,968	470,168
Apparel, Accessories & Luxury Goods
Christian Dior SA (France)	1,014	173,506
Apparel, Accessories & Luxury Goods
		2,800,139
MEDIA — 2.4%
WPP PLC (UK)	18,869	392,324
Advertising
Publicis Groupe SA (France)	3,216	230,618
Advertising
Thomson Reuters Corp. (Canada)	975	39,330
Publishing
		662,272
CONSUMER SERVICES — 1.4%
Melco Crown Entertainment, Ltd. (Hong Kong) (c)	15,860	402,851
Casinos & Gaming
RETAILING — 0.8%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	5,242	217,775
Apparel Retail
		7,551,016
FINANCIALS — 26.6%
DIVERSIFIED FINANCIALS — 10.0%
Credit Suisse Group (Switzerland)	56,778	1,426,340
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	87,280	683,414
Investment Banking & Brokerage
Schroders PLC (UK)	11,278	468,759
Asset Management & Custody Banks
Exor SPA (Italy)	5,127	210,354
Multi-Sector Holdings
Schroders PLC, Non-Voting (UK)	31	1,009
Asset Management & Custody Banks
		2,789,876
BANKS — 9.3%
BNP Paribas SA (France)	17,834	1,052,801
Diversified Banks
Intesa Sanpaolo SPA (Italy)	301,987	876,034
Diversified Banks
Lloyds Banking Group PLC (UK) (a)	555,087	652,926
Diversified Banks
		2,581,761
INSURANCE — 7.3%
Allianz SE (Germany)	5,523	914,720
Multi-line Insurance
Willis Group Holdings PLC (UK) (d)	14,917	668,436
Insurance Brokers
AMP, Ltd. (Australia)	99,679	443,948
Life & Health Insurance
		2,027,104
		7,398,741
INDUSTRIALS — 22.1%
CAPITAL GOODS — 14.0%
CNH Industrial N.V. (Netherlands) (d)	93,721	758,677
Agricultural & Farm Machinery
Koninklijke Philips NV (Netherlands)	22,171	642,640
Industrial Conglomerates
SKF AB (Sweden) (d)	25,798	543,451
Industrial Machinery
Safran SA (France)	6,717	414,399
Aerospace & Defense
Schindler Holding AG (Switzerland) (d)	2,527	364,869
Industrial Machinery
Meggitt PLC (UK) (d)	43,239	347,824
Aerospace & Defense
Smiths Group PLC (UK)	19,281	327,851
Industrial Conglomerates
Atlas Copco AB, Series B (Sweden)	11,716	299,914
Industrial Machinery
Wolseley PLC (UK)	3,255	186,104
Trading Companies & Distributors
		3,885,729
COMMERCIAL & PROFESSIONAL SERVICES — 5.9%
Experian Group, Ltd. (Ireland)	47,910	807,612
Research & Consulting Services
Adecco SA (Switzerland)	8,523	585,858
Human Resource & Employment Services
Secom Co., Ltd. (Japan)	1,992	114,450
Security & Alarm Services
G4S PLC (UK)	16,963	73,172
Security & Alarm Services

	Shares	Value
Meitec Corp. (Japan) (d)	2,273	$67,184
Research & Consulting Services
		1,648,276
TRANSPORTATION — 2.2%
Kuehne + Nagel International AG (Switzerland)	4,591	623,620
Marine
		6,157,625
CONSUMER STAPLES — 9.1%
FOOD, BEVERAGE & TOBACCO — 8.9%
Diageo PLC (UK)	26,571	761,173
Distillers & Vintners
Danone SA (France)	9,159	598,781
Packaged Foods & Meats
Nestle SA (Switzerland)	5,931	432,359
Packaged Foods & Meats
Pernod Ricard SA (France)	3,675	408,409
Distillers & Vintners
Heineken Holdings NV (Netherlands)	2,667	166,988
Brewers
Swedish Match AB (Sweden)	3,178	99,586
Tobacco
		2,467,296
FOOD & STAPLES RETAILING — 0.2%
Koninklijke Ahold NV (Netherlands)	3,690	65,576
Food Retail
		2,532,872
MATERIALS — 5.1%
Holcim, Ltd. (Switzerland)	10,096	721,704
Construction Materials
Orica, Ltd. (Australia) (d)	37,166	569,514
Commodity Chemicals
Akzo Nobel NV (Netherlands)	1,997	138,200
Specialty Chemicals
		1,429,418
INFORMATION TECHNOLOGY — 4.8%
TECHNOLOGY HARDWARE & EQUIPMENT — 3.4%
Samsung Electronics Co., Ltd. (South Korea)	624	750,747
Technology Hardware, Storage & Peripherals
Canon, Inc. (Japan)	5,663	179,992
Technology Hardware, Storage & Peripherals
		930,739
SOFTWARE & SERVICES — 1.4%
SAP SE (Germany)	4,636	323,745
Application Software
Check Point Software Technologies, Ltd. (Israel) (a)	831	65,284
Systems Software
		389,029
		1,319,768
HEALTH CARE — 2.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
GlaxoSmithKline PLC (UK)	19,789	424,535
Pharmaceuticals
HEALTH CARE EQUIPMENT & SERVICES — 0.6%
Olympus Corp. (Japan) (a)	4,209	147,425
Health Care Equipment
		571,960
TOTAL COMMON STOCKS — 96.9% (Cost $25,795,265)		26,961,400

	Par Value	Value
SHORT TERM INVESTMENTS— 2.6%
REPURCHASE AGREEMENT — 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $422,615, collateralized by a United States Treasury Note, 2.000%, due 08/31/21, value plus accrued interest of $431,068 (Cost: $422,615)	$422,615	422,615
GOVERNMENT AND AGENCY SECURITIES — 0.9%
United States Treasury Floating Rate Note, 0.11%, due 04/30/16 (e) (Cost $250,000)	250,000	249,988
Total Government and Agency Securities (Cost $250,000)		249,988
COMMERCIAL PAPER — 0.2%
J.P. Morgan Securities LLC, 0.25%, due 02/11/15 (f) (Cost $49,986)	50,000	49,986
TOTAL SHORT TERM INVESTMENTS — 2.6% (Cost $722,601)		722,589
TOTAL INVESTMENTS — 99.5% (Cost $26,517,866)		27,683,989
Foreign Currencies (Cost $1) — 0.0% (g)		1
Other Assets In Excess of Liabilities — 0.5%		139,372
TOTAL NET ASSETS — 100.0%		$27,823,362

Securities of aggregate value of $25,785,499 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)                Non-income producing security

(b)                A portion of the security out on loan.

(c)                 Sponsored American Depositary Receipt

(d)                See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(e)                 Floating rate note, the rate shown is as of December 31, 2014.

(f)                  The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(g)                 Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2014 (Unaudited)

			% of Equity Investments
Europe 64.6%
		United Kingdom	17.9%
		Switzerland	17.1%
	*	Italy	6.8%
	*	Germany	5.0%
	*	France	4.7%
	*	Netherlands	3.8%
	*	Finland	3.5%
		Norway	2.6%
		Denmark	1.9%
	*	Greece	0.9%
	*	Spain	0.4%
Asia 19.8%
		Japan	11.9%
		South Korea	4.6%
		Hong Kong	3.3%
Australasia 12.2%
		Australia	11.4%
		New Zealand	0.8%
Latin America 1.5%
		Brazil	1.5%
Middle East 1.0%
		Israel	1.0%
North America 0.9%
		United States	0.5%
		Canada	0.4%

*                           Euro currency countries comprise 25.1% of equity investments.

Oakmark International Small Cap Fund	December 31, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 97.1%
INDUSTRIALS — 40.3%
CAPITAL GOODS — 21.3%
Konecranes OYJ (Finland) (b)	3,410	$97,495
Industrial Machinery
MTU Aero Engines AG (Germany)	1,000	86,923
Aerospace & Defense
Sulzer AG (Switzerland)	757	80,988
Industrial Machinery
Morgan Advanced Materials PLC (UK) (b)	14,358	70,414
Industrial Machinery
Prysmian SpA (Italy)	3,518	64,119
Electrical Components & Equipment
Travis Perkins PLC (UK)	1,815	52,240
Trading Companies & Distributors
Bucher Industries AG (Switzerland)	208	51,851
Construction Machinery & Heavy Trucks
Saft Groupe SA (France) (b)	1,596	48,418
Electrical Components & Equipment
Rheinmetall AG (Germany)	724	31,527
Industrial Conglomerates
Interpump Group SpA (Italy)	1,126	15,799
Industrial Machinery
Wajax Corp. (Canada)	379	10,035
Trading Companies & Distributors
		609,809
COMMERCIAL & PROFESSIONAL SERVICES — 13.2%
Michael Page International PLC (UK)	16,041	102,291
Human Resource & Employment Services
Randstad Holding N.V. (Netherlands)	1,443	69,441
Human Resource & Employment Services
Kaba Holding AG (Switzerland)	132	66,496
Security & Alarm Services
Transpacific Industries Group, Ltd. (Australia)	68,337	47,980
Environmental & Facilities Services
gategroup Holding AG (Switzerland) (a) (b)	1,658	47,305
Diversified Support Services
SThree PLC (UK)	5,294	24,171
Human Resource & Employment Services
Brunel International N.V. (Netherlands)	715	11,710
Human Resource & Employment Services
Applus Services SA (Spain) (a)	875	9,638
Research & Consulting Services
		379,032
TRANSPORTATION — 5.8%
Panalpina Welttransport Holding AG (Switzerland)	582	78,052
Air Freight & Logistics
DSV AS (Denmark)	1,737	52,875
Trucking
Freightways, Ltd. (New Zealand)	4,727	21,360
Air Freight & Logistics

BBA Aviation PLC (UK)	2,598	14,517
Airport Services
		166,804
		1,155,645
INFORMATION TECHNOLOGY — 15.9%
SOFTWARE & SERVICES — 8.3%
Atea ASA (Norway) (b)	6,963	71,940
IT Consulting & Other Services
Alten, Ltd. (France)	1,234	52,612
IT Consulting & Other Services
Totvs SA (Brazil)	3,292	43,342
Systems Software
Capcom Co., Ltd. (Japan)	2,367	35,555
Home Entertainment Software
Altran Technologies SA (France)	3,283	31,065
IT Consulting & Other Services
Oracle Corp. Japan (Japan)	84	3,427
Systems Software
		237,941
TECHNOLOGY HARDWARE & EQUIPMENT — 7.6%
Hirose Electric Co., Ltd. (Japan)	668	77,538
Electronic Components
Premier Farnell PLC (UK) (b)	23,325	63,762
Technology Distributors
Electrocomponents PLC (UK)	14,311	47,558
Technology Distributors
Orbotech, Ltd. (Israel) (a)	1,923	28,454
Electronic Equipment & Instruments
		217,312
		455,253
FINANCIALS — 13.8%
DIVERSIFIED FINANCIALS — 5.7%
Julius Baer Group, Ltd. (Switzerland)	2,873	131,180
Asset Management & Custody Banks
MLP AG (Germany)	4,568	20,213
Asset Management & Custody Banks
Ichiyoshi Securities Co., Ltd. (Japan)	1,211	13,024
Investment Banking & Brokerage
		164,417
BANKS — 4.5%
BS Financial Group, Inc. (South Korea)	5,481	72,165
Regional Banks
DGB Financial Group, Inc. (South Korea)	5,220	53,654
Regional Banks
DGB Financial Group, Inc., Rights (South Korea) (a) (c)	1,090	1,384
		127,203
REAL ESTATE — 3.6%
Countrywide PLC (UK)	8,240	55,770
Diversified Real Estate Activities

	Shares	Value
LSL Property Services PLC (UK) (b)	10,416	$48,378
Real Estate Services
		104,148
		395,768
CONSUMER STAPLES — 11.1%
FOOD, BEVERAGE & TOBACCO — 6.3%
Davide Campari-Milano SPA (Italy)	11,005	68,691
Distillers & Vintners
Treasury Wine Estates, Ltd. (Australia)	17,599	67,927
Distillers & Vintners
Goodman Fielder, Ltd. (Australia) (b)	82,343	43,024
Packaged Foods & Meats
		179,642
FOOD & STAPLES RETAILING — 4.8%
Sugi Holdings Co., Ltd. (Japan)	2,203	89,909
Drug Retail
Sundrug Co., Ltd. (Japan)	1,196	48,874
Drug Retail
		138,783
		318,425
CONSUMER DISCRETIONARY — 7.4%
RETAILING — 3.2%
Hengdeli Holdings, Ltd. (Hong Kong) (b)	245,477	45,718
Specialty Stores
Myer Holdings, Ltd. (Australia)	23,162	26,245
Department Stores
Carpetright PLC (UK) (a)	3,168	19,777
Home Improvement Retail
		91,740
MEDIA — 2.1%
Hakuhodo DY Holdings, Inc. (Japan)	3,135	30,000
Advertising
Asatsu-DK, Inc. (Japan)	1,229	29,567
Advertising
		59,567
CONSUMER SERVICES — 1.6%
Melco International Development, Ltd. (Hong Kong)	21,900	47,998
Casinos & Gaming
AUTOMOBILES & COMPONENTS — 0.5%
Autoliv, Inc. (United States)	134	14,220
Auto Parts & Equipment
		213,525
MATERIALS — 3.9%
Incitec Pivot, Ltd. (Australia)	30,954	80,070
Diversified Chemicals
Titan Cement Co. SA (Greece)	1,037	24,057
Construction Materials
Sika AG (Switzerland)	2	5,575
Specialty Chemicals
Kansai Paint Co., Ltd. (Japan)	183	2,835
Specialty Chemicals
		112,537
HEALTH CARE — 3.8%
HEALTH CARE EQUIPMENT & SERVICES — 3.3%
Primary Health Care, Ltd. (Australia)	13,832	52,925
Health Care Services
Amplifon S.p.A. (Italy)	7,010	41,415
Health Care Distributors
		94,340
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.5%
Tecan Group AG (Switzerland)	134	15,234
Life Sciences Tools & Services
		109,574
ENERGY — 0.9%
Fugro NV (Netherlands)	1,212	25,180
Oil & Gas Equipment & Services
TOTAL COMMON STOCKS — 97.1% (Cost $2,855,811)		2,785,907

	Par Value	Value
SHORT TERM INVESTMENTS— 1.5%
REPURCHASE AGREEMENT — 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/14 due 01/02/15, repurchase price $42,121, collateralized by a United States Treasury Note, 2.000% due 08/31/21, value plus accrued interest of $42,965 (Cost: $42,121)	$42,121	42,121
TOTAL SHORT TERM INVESTMENTS — 1.5% (Cost $42,121)		42,121
TOTAL INVESTMENTS — 98.6% (Cost $2,897,932)		2,828,028
Foreign Currencies (Cost $0) — 0.0% (d)		0	(e)
Other Assets In Excess of Liabilities — 1.4%		39,270
TOTAL NET ASSETS — 100.0%		$2,867,298

Securities of aggregate value of $2,434,701 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

(d)         Amount rounds to less than 0.1%.

(e)          Amount rounds to less than $1,000.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE. At December 31, 2014 Int’l Small Cap held a security for which a market quotation was not readily available and which was valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees. The value for this security is determined from observable market prices of similar assets. At December 31, 2014, Global, Global Select, International and Int’l Small Cap held securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At December 31, 2014, there were transfers between level 1 and level 2 securities in the amount of $1,721,625,366, $881,844,412, $25,768,582,205 and $2,423,679,231 for Global, Global Select, International and Int’l Small Cap, respectively. The transfers were due to securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

The following is a summary of the inputs used as of December 31, 2014 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$16,809,115	$0	$0
Short Term Investments	0	892,706	0
Total	$16,809,115	$892,706	$0

Select
Common Stocks	$6,365,230	$0	$0
Short Term Investments	0	290,772	0
Total	$6,365,230	$290,772	$0

Equity and Income
Common Stocks	$13,430,023	$0	$0
Government and Agency Securities	0	1,739,681	0
Corporate Bonds	0	959,610	0
Asset Backed Securities	0	11,499	0
Short Term Investments	0	4,659,509	0
Total	$13,430,023	$7,370,299	$0

Global
Common Stocks	$1,764,343	$1,721,625	$0
Short Term Investments	0	71,634	0
Forward Foreign Currency Contracts - Assets	0	7,647	0
Forward Foreign Currency Contracts - Liabilities	0	(314)	0
Total	$1,764,343	$1,800,592	$0

Global Select
Common Stocks	$893,830	$963,717	$0
Short Term Investments	0	118,076	0
Forward Foreign Currency Contracts - Assets	0	1,711	0
Total	$893,830	$1,083,504	$0

International
Common Stocks	$1,175,901	$25,785,499	$0
Short Term Investments	0	722,589	0
Forward Foreign Currency Contracts - Assets	0	141,732	0
Forward Foreign Currency Contracts - Liabilities	0	(18,151)	0
Total	$1,175,901	$26,631,669	$0

Int’l Small Cap
Common Stocks	$351,206	$2,434,701	$0
Short Term Investments	0	42,121	0
Forward Foreign Currency Contracts - Assets	0	23,800	0
Forward Foreign Currency Contracts - Liabilities	0	(1,649)	0
Total	$351,206	$2,498,973	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2014 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local Contract Amount	Settlement Date	Valuation at 12/31/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	15,986	06/17/15	$12,896	$(314)
			$12,896	$(314)

Foreign Currency Sold:
Australian Dollar	41,764	06/17/15	$33,692	$3,638
Swiss Franc	164,348	09/16/15	166,371	4,009
			$200,063	$7,647

During the period ended December 31, 2014 the notional value of forward foreign currency contracts opened for Global were $170,379 and the notional value of settled contracts was $184,751 (in thousands).

Global Select

	Local Contract Amount	Settlement Date	Valuation at 12/31/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	70,144	09/16/15	$71,007	$1,711
			$71,007	$1,711

During the period ended December 31, 2014 the notional value of forward foreign currency contracts opened for Global Select were $97,262 and the the notional value of settled contracts was $82,781 (in thousands).

International

	Local Contract Amount	Settlement Date	Valuation at 12/31/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	246,364	06/17/15	$198,751	$(5,268)
Swedish Krona	1,804,445	03/18/15	231,546	(12,883)
			$430,297	$(18,151)

Foreign Currency Sold:
Australian Dollar	534,002	06/17/15	$430,799	$46,524
Swedish Krona	3,119,052	03/18/15	400,236	64,334
Swiss Franc	1,265,751	09/16/15	1,281,329	30,874
			$2,112,364	$141,732

During the period ended December 31, 2014 the notional value of forward foreign currency contracts opened for International were $1,312,203 and the notional value of settled contracts was $2,011,804 (in thousands).

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 12/31/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	67,681	06/17/15	$54,601	$(1,152)
Norwegian Krone	126,382	03/18/15	16,920	(497)
			$71,521	$(1,649)

Foreign Currency Sold:
Australian Dollar	161,035	06/17/15	$129,913	$13,742
Norwegian Krone	228,741	03/18/15	30,623	7,112
Swiss Franc	120,787	09/16/15	122,274	2,946
			$282,810	$23,800

During the period ended December 31, 2014 the notional value of forward foreign currency contracts opened for Int’l Small Cap were $136,278 and the notional value of settled contracts was $219,077 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Additionally, each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2014 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2014 Equity and Income held a when-issued security.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds did not write or purchase options during the period ended December 31, 2014.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2014 all of the Funds held repurchase agreements.

Security lending

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasurys maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2014 International had securities on loan with a value of $20,145,329 and held as collateral for the loans U.S. Treasury securities with a value of $21,264,906.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise more than 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At December 31, 2014 Equity and Income held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets

$29,500	1011778 BC ULC / New Red Finance Inc., 144A, 6.00%, due 04/01/22	09/24/14	$102.5000	$100.0000	$30,238	0.15%

9,785	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/15/14	105.0000	106.6250	10,274	0.05%

4,325	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/14/14	105.0000	106.6250	4,541	0.02%

2,925	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	01/31/14	105.0000	103.7500	3,071	0.01%

1,950	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	01/31/14	105.0000	103.7500	2,048	0.01%

1,000	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	09/12/13	105.0000	100.0000	1,050	0.01%

980	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/25/14	105.0000	106.6250	1,029	0.01%

2,695	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/09/14	107.7500	109.0000	2,904	0.01%

2,505	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	02/06/14	107.7500	104.7500	2,699	0.01%

2,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/17/13	107.7500	101.6250	2,155	0.01%

1,970	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/15/14	107.7500	108.7500	2,123	0.01%

1,970	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/11/14	107.7500	108.7500	2,123	0.01%

1,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/12/13	107.7500	100.0000	1,077	0.01%

980	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/25/14	107.7500	108.6250	1,056	0.01%

495	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/11/14	107.7500	108.7500	533	0.00%*

50,000	BMW US Capital LLC, 144A, 0.10%, due 01/02/15	12/01/14	99.9997	99.9911	50,000	0.24%

50,000	BMW US Capital LLC, 144A, 0.12%, due 02/03/15	12/05/14	99.9890	99.9800	49,994	0.24%

50,000	BMW US Capital LLC, 144A, 0.14%, due 03/04/15	12/09/14	99.9664	99.9669	49,983	0.24%

44,730	BMW US Capital LLC, 144A, 0.12%, due 01/14/15	12/05/14	99.9957	99.9867	44,728	0.22%

40,000	BMW US Capital LLC, 144A, 0.10%, due 01/07/15	12/01/14	99.9983	99.9897	39,999	0.19%

35,000	BMW US Capital LLC, 144A, 0.12%, due 01/26/15	12/12/14	99.9917	99.9850	34,997	0.17%

35,000	BMW US Capital LLC, 144A, 0.15%, due 02/26/15	12/16/14	99.9767	99.9700	34,992	0.17%

34,000	BMW US Capital LLC, 144A, 0.10%, due 01/09/15	12/01/14	99.9978	99.9892	33,999	0.16%

30,000	BMW US Capital LLC, 144A, 0.12%, due 01/29/15	12/05/14	99.9907	99.9817	29,997	0.15%

20,000	BMW US Capital LLC, 144A, 0.13%, due 02/06/15	12/12/14	99.9870	99.9798	19,997	0.10%

11,450	Cabela’s Master Credit Card Trust, 144A, 0.711%, due 10/15/19	10/20/11	100.4308	100.0000	11,499	0.06%

12,774	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	09/24/14	105.5000	106.7500	13,477	0.06%

2,940	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	07/30/14	105.5000	107.6250	3,102	0.01%

1,075	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	07/21/14	105.5000	107.7500	1,134	0.01%

981	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	07/31/14	105.5000	107.2500	1,035	0.01%

980	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	04/30/14	105.5000	108.5000	1,034	0.01%

250	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	09/20/12	105.5000	100.0000	263	0.00%*

30,000	Credit Suisse Group AG, 144A, 7.50% **	12/04/13	104.0000	100.0000	31,200	0.15%

7,000	Credit Suisse Group AG, 144A, 6.25% **	06/11/14	96.1750	100.0000	6,732	0.03%

23,000	General Mills, Inc., 144A, 0.28% due 01/13/15	12/02/14	99.9907	99.9673	22,998	0.11%

22,915	General Mills, Inc., 144A, 0.30%, due 01/08/15	11/07/14	99.9942	99.9483	22,914	0.11%

22,000	General Mills, Inc., 144A, 0.31%, due 01/14/15	11/18/14	99.9888	99.9509	21,998	0.11%

20,000	General Mills, Inc., 144A, 0.30%, due 01/15/15	12/15/14	99.9883	99.9742	19,998	0.10%

18,000	General Mills, Inc., 144A, 0.46%, due 02/09/15	12/22/14	99.9513	99.9388	17,991	0.09%

17,500	General Mills, Inc., 144A, 0.30%, due 01/12/15	11/20/14	99.9923	99.9558	17,499	0.08%

16,000	General Mills, Inc., 144A, 0.29%, due 01/06/15	11/13/14	99.9960	99.9565	15,999	0.08%

16,000	General Mills, Inc., 144A, 0.30%, due 01/12/15	11/24/14	99.9908	99.9592	15,999	0.08%

15,000	General Mills, Inc., 144A, 0.30%, due 01/06/15	11/14/14	99.9958	99.9558	14,999	0.07%

15,000	General Mills, Inc., 144A, 0.30%, due 01/15/15	11/03/14	99.9883	99.9392	14,998	0.07%

13,000	General Mills, Inc., 144A, 0.29%, due 01/07/15	11/10/14	99.9952	99.9533	12,999	0.06%

12,000	General Mills, Inc., 144A, 0.28%, due 01/16/15	10/30/14	99.9883	99.9393	11,999	0.06%

10,000	Howard Hughes Corp., 144A, 6.875%, due 10/01/21	09/27/13	103.5000	100.0000	10,350	0.05%

100,000	J.P. Morgan Securities LLC, 144A, 0.21%, due 03/30/15	12/29/14	99.9506	99.9469	99,951	0.48%

50,000	J.P. Morgan Securities LLC, 144A, 0.24%, due 01/23/15	08/01/14	99.9853	99.8833	49,993	0.24%

50,000	J.P. Morgan Securities LLC, 144A, 0.21%, due 03/18/15	12/17/14	99.9573	99.9469	49,979	0.24%

25,000	J.P. Morgan Securities LLC, 144A, 0.23%%, due 01/14/15	07/14/14	99.9917	99.8824	24,998	0.12%

25,000	J.P. Morgan Securities LLC, 144A, 0.20%, due 02/03/15	12/17/14	99.9817	99.9733	24,995	0.12%

25,000	J.P. Morgan Securities LLC, 144A, 0.22%, due 03/23/15	12/12/14	99.9544	99.9401	24,989	0.12%

25,000	J.P. Morgan Securities LLC, 144A, 0.21%, due 03/25/15	12/22/14	99.9533	99.9458	24,988	0.12%

50,000	John Deere Capital Co., 144A, 0.10%, due 01/12/15	11/14/14	99.9969	99.9836	49,998	0.24%

39,000	John Deere Capital Co., 144A, 0.10%, due 01/07/15	11/13/14	99.9983	99.9847	38,999	0.19%

10,000	John Deere Capital Co., 144A, 0.10%, due 01/20/15	11/21/14	99.9947	99.9833	9,999	0.05%

42,000	Kellogg Co., 144A, 0.29%, due 01/23/15	12/12/14	99.9823	99.9686	41,993	0.20%

40,000	Kellogg Co., 144A, 0.24%, due 01/02/15	12/10/14	99.9993	99.9847	40,000	0.19%

20,000	Kellogg Co., 144A, 0.32%, due 01/30/15	12/16/14	99.9742	99.9600	19,995	0.10%

12,509	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	09/09/14	105.5000	107.5000	13,197	0.06%

9,605	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	08/15/12	105.5000	100.0000	10,134	0.05%

5,076	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	05/16/14	105.5000	109.1250	5,355	0.03%

600	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	10/24/14	105.5000	106.5000	633	0.00%*

310	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	10/30/14	105.5000	106.5000	327	0.00%*

2,000	Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22	05/19/14	100.0000	100.0000	2,000	0.01%

50,000	Medtronic, Inc., 144A, 0.16%, due 01/08/15	10/22/14	99.9969	99.9653	49,998	0.24%

16,000	Medtronic, Inc., 144A, 0.16%, due 01/06/15	10/22/14	99.9978	99.9662	16,000	0.08%

14,750	Medtronic Inc., 144A, 3.15%, due 03/15/22	12/01/14	101.2676	99.7910	14,937	0.07%

9,830	Medtronic Inc., 144A, 3.50%, due 03/15/25	12/01/14	102.2970	99.0420	10,056	0.05%

2,950	Medtronic Inc., 144A, 1.50%, due 03/15/18	12/01/14	99.5221	99.7120	2,936	0.01%

60,000	MetLife, Inc., 144A, 0.15%, due 2/18/15	12/23/14	99.9800	99.9763	59,988	0.29%

50,000	MetLife, Inc., 144A, 0.12%, due 01/06/15	10/27/14	99.9983	99.9763	49,999	0.24%

50,000	MetLife, Inc., 144A, 0.12%, due 02/02/15	11/21/14	99.9893	99.9757	49,995	0.24%

33,000	MetLife, Inc., 144A, 0.12%, due 01/22/15	11/17/14	99.9930	99.9780	32,998	0.16%

31,000	MetLife, Inc., 144A, 0.13%, due 02/17/15	12/26/14	99.9830	99.9809	30,995	0.15%

30,000	MetLife, Inc., 144A, 0.13%, due 01/20/15	10/21/14	99.9931	99.9671	29,998	0.14%

30,000	MetLife, Inc., 144A, 0.12%, due 02/03/15	12/02/14	99.9890	99.9790	29,997	0.14%

30,000	MetLife, Inc., 144A, 0.12%, due 02/10/15	12/10/14	99.9867	99.9793	29,996	0.14%

28,000	MetLife, Inc., 144A, 0.11%, due 01/15/15	12/08/14	99.9957	99.9884	27,999	0.13%

28,000	MetLife, Inc., 144A, 0.12%, due 02/09/15	12/09/14	99.9870	99.9793	27,996	0.13%

25,000	MetLife, Inc., 144A, 0.12%, due 02/04/15	12/03/14	99.9887	99.9790	24,997	0.12%

22,545	MetLife, Inc., 144A, 0.13%, due 01/29/15	12/02/14	99.9899	99.9791	22,543	0.11%

21,000	MetLife, Inc., 144A, 0.12%, due 01/23/15	11/19/14	99.9927	99.9783	20,998	0.10%

16,000	MetLife, Inc., 144A, 0.11%, due 01/14/15	12/01/14	99.9960	99.9866	15,999	0.08%

16,000	MetLife, Inc., 144A, 0.12%, due 01/21/15	11/10/14	99.9933	99.9760	15,999	0.08%

15,000	MetLife, Inc., 144A, 0.12%, due 01/26/15	11/18/14	99.9917	99.9770	14,999	0.07%

13,650	MetLife, Inc., 144A, 0.12%, due 01/05/15	11/10/14	99.9987	99.9813	13,650	0.07%

39,000	Microsoft Corp., 144A, 0.10%, due 01/21/15	11/17/14	99.9944	99.9819	38,998	0.19%

1,000	Post Holdings, Inc., 144A, 6.75%, due 12/01/21	03/12/14	97.0000	105.7500	970	0.00%*

2,000	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	07/11/13	88.0000	99.4830	1,760	0.01%

1,945	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/10/14	88.0000	109.0000	1,712	0.01%

1,745	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/14/14	88.0000	108.7500	1,536	0.01%

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/15/14	88.0000	108.7500	862	0.00%*

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	05/27/14	88.0000	108.7500	862	0.00%*

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	05/13/14	88.0000	108.6250	862	0.00%*

6,885	Scientific Games International, Inc., 144A, 7.00%, due 01/01/22	11/14/14	101.2500	100.0000	6,971	0.03%

19,665	Scientific Games International, Inc., 144A, 10.00%, due 12/01/22	11/14/14	91.6250	89.8908	18,018	0.09%

6,000	Scotiabank Peru SA, 144A, 4.50%, due 12/13/27	12/06/12	97.1000	100.0000	5,826	0.03%

2,725	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/27/12	105.7500	99.8750	2,882	0.01%

2,265	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/26/12	105.7500	99.0000	2,395	0.01%

6,820	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	100.0000	100.0000	6,820	0.03%

3,150	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	100.0000	101.0000	3,150	0.02%

7,385	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/24/14	92.2500	105.2500	6,813	0.03%

6,505	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	05/28/14	92.2500	105.4000	6,001	0.03%

5,000	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	10/28/14	92.2500	100.5000	4,613	0.02%

4,952	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	05/27/14	92.2500	105.5000	4,568	0.02%

3,969	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/25/14	92.2500	105.2500	3,661	0.02%

3,920	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/11/14	92.2500	105.6250	3,616	0.02%

2,375	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	10/28/14	92.2500	100.5000	2,191	0.01%

1,993	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/26/14	92.2500	105.2500	1,839	0.01%

975	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/16/14	92.2500	105.5000	899	0.00%*

735	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/23/14	92.2500	105.5000	678	0.00%*

11,796	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	09/04/14	86.0000	100.0000	10,145	0.05%

3,145	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	10/27/14	86.0000	96.2500	2,705	0.01%

2,949	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	09/04/14	86.0000	99.7500	2,536	0.01%

1,775	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	10/24/14	86.0000	96.5000	1,526	0.01%

50,000	Walgreen Co., 144A, 0.43%, due 01/15/15	12/12/14	99.9837	99.9603	49,992	0.24%

25,000	Walgreen Co., 144A, 0.41%, due 01/13/15	12/12/14	99.9867	99.9644	24,997	0.12%

10,000	Walgreen Co., 144A, 0.46%, due 01/30/15	12/17/14	99.9638	99.9450	9,996	0.05%

					$2,101,820	10.11%

*    Amount rounds to less than 0.01%

**  Security is perpetual and has no stated maturity date.

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2014. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares/Par Value Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Interest Income	Value September 30, 2014	Value December 31, 2014
Foot Locker, Inc.	7,348	$0	$0	$1,617	$0	$408,933	$412,827
Foot Locker, Inc., 8.50%, due 01/15/22	4,340	0	0	0	92	5,208	5,208
TOTALS		$0	$0	$1,617	$92	$414,141	$418,035

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2014	Value December 31, 2014
CNH Industrial N.V.	93,721	$0	$0	$0	$745,757	$758,677
Meggitt PLC	43,239	44,368	14,900	0	287,075	347,824
Meitec Corp.	2,273	0	0	0	67,554	67,184
Orica, Ltd.	37,166	17,126	0	17,126	595,967	569,514
SKF AB	25,798	8,339	0	0	530,017	543,451
Schindler Holding AG	2,527	80,709	0	0	263,015	364,869
Willis Group Holdings PLC	14,917	0	14,172	4,475	630,995	668,436
TOTALS		$150,542	$29,072	$21,601	$3,120,380	$3,319,955

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2014	Value December 31, 2014
Atea ASA	6,963	$0	$0	$3,183	$78,305	$71,940
gategroup Holding AG (a)	1,658	0	2,918	0	37,905	47,305
Goodman Fielder, Ltd. (b)	82,343	0	9,122	0	54,252	43,024
Hengdeli Holdings, Ltd.	245,477	1,719	0	0	37,441	45,718
Konecranes OYJ	3,410	11,018	0	0	80,203	97,495
LSL Property Services PLC	10,416	0	0	0	55,047	48,378
Morgan Advanced Materials PLC	14,358	10,593	401	896	58,174	70,414
Premier Farnell PLC	23,325	4,046	0	0	64,247	63,762
Saft Groupe SA	1,596	0	0	0	54,315	48,418
TOTALS		$27,376	$12,441	$4,079	$519,889	$536,454

(a) Non-income producing security.

(b) Due to transactions during the period ended December 31, 2014, the company is no longer an affiliate.

3. FEDERAL INCOME TAXES

At December 31, 2014 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$12,887,494	$5,044,287	$(229,960)	$4,814,327
Select	4,996,843	1,852,482	(193,323)	1,659,159
Equity and Income	15,738,400	5,185,841	(123,919)	5,061,922
Global	2,967,626	732,176	(142,200)	589,976
Global Select	1,853,035	195,722	(73,134)	122,588
International	26,740,114	2,204,033	(1,260,158)	943,875
Int’l Small Cap	2,924,587	209,271	(305,830)	(96,559)

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 25, 2015

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	February 25, 2015